Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of Intangible assets

	2025			2024
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	10,086	4,782	14,868	10,090	4,447	14,537
Currency translation and other adjustments	—	59	59	(4)	(65)	(69)
Acquisitions of companies and businesses	—	—	—	—	—	—
Additions	—	617	617	—	614	614
Disposals and write-off of fully amortised assets	—	(9)	(9)	—	(214)	(214)
Reclassifications to assets held for sale (2)	(155)	(43)	(198)	—	—	—
At 31 December	9,931	5,406	15,337	10,086	4,782	14,868
Accumulated amortisation and impairment
At 1 January	4,411	2,869	7,280	4,410	2,513	6,923
Currency translation and other adjustments	—	66	66	—	(24)	(24)
Disposals and write-off of fully amortised assets	—	(5)	(5)	—	(201)	(201)
Impairment of intangible assets	—	23	23	1	20	21
Amortisation charge for the year	—	689	689	—	561	561
Reclassifications to assets held for sale (2)	—	(8)	(8)	—	—	—
At 31 December	4,411	3,634	8,045	4,411	2,869	7,280
Net book value at 31 December	5,520	1,772	7,292	5,675	1,913	7,588

(1)	Principally consists of internally generated software.
(2)	Being reclassification of goodwill associated with Cushon to assets held for sale.